UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21218
Eaton Vance Insured New York Municipal Bond Fund II
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Insured New York Municipal Bond Fund II	as of December 31, 2004
PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 156.7%

Principal
Amount
(000’s omitted)	Security	Value

General Obligations — 7.2%
$500	New York, 5.00%, 8/1/21	$521,840
500	New York, 5.25%, 8/15/26	529,200
1,650	New York, NY, 5.25%, 1/15/28	1,722,484
		$2,773,524

Hospital — 2.0%
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	782,512
		$782,512

Insured-Electric Utilities — 14.0%
6,800	Long Island Power Authority Electric Systems Revenue, (FSA), 0.00%, 6/1/22	3,103,384
2,250	Long Island Power Authority, (NY Electric System), (AMBAC), 5.00%, 9/1/34	2,312,033
		$5,415,417

Insured-Escrowed/Prerefunded — 12.3%
580	New York City Trust Cultural Resources, (Museum of History), Prerefunded to 7/1/09, (AMBAC), Variable Rate, 12.689%, 7/1/29(1)(2)	723,979
3,000	New York Urban Development Corp., (Personal Income Tax), Prerefunded to 3/15/13, (FGIC), 5.00%, 3/15/33	3,359,490
500	Puerto Rico, (FGIC), Variable Rate, Prerefunded to 7/1/12, 9.853%, 7/1/32(1)(2)	677,180
		$4,760,649

Insured-General Obligations — 10.0%
$2,245	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	$2,303,572
1,500	Sachem School District, (MBIA), 5.00%, 6/15/27	1,565,640
		$3,869,212

Insured-Hospital — 12.1%
1,250	New York City Health and Hospital Corp., (Health Systems), (AMBAC), 5.00%, 2/15/23	1,310,700
6,125	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/26	2,211,370
3,365	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/27	1,143,494
		$4,665,564

Insured-Lease Revenue / Certificates of Participation — 3.4%
1,000	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 11.285%, 7/1/36(1)(2)	1,292,750
		$1,292,750

Insured-Miscellaneous — 5.4%
2,000	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), 5.125%, 7/1/31	2,074,320
		$2,074,320

Insured-Private Education — 26.4%
1,000	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/31	1,021,970
2,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	2,592,375
2,265	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.00%, 7/1/29	2,338,499
1,500	New York Dormitory Authority, (Fordham University), (FGIC), 5.00%, 7/1/32	1,536,270
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	1,021,970
500	New York Dormitory Authority, (Skidmore College), (FGIC), 5.00%, 7/1/33	514,670
1,125	New York Dormitory Authority, (University of Rochester), (MBIA), 5.00%, 7/1/27	1,164,375
		$10,190,129

Insured-Special Tax Revenue — 14.6%
$1,000	Metropolitan Transportation Authority, Petroleum Tax Fund, (FGIC), 5.00%, 11/15/31	$1,022,990
2,000	Metropolitan Transportation Authority, Petroleum Tax Fund, (FGIC), 5.25%, 11/15/31	2,122,080
2,450	New York City Transitional Finance Authority, (MBIA), 4.75%, 5/1/23	2,494,321
		$5,639,391

Insured-Transportation — 16.0%
835	Port Authority of New York and New Jersey, (FSA), Variable Rate, 10.535%, 11/1/27(1)(2)	936,503
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 9.862%, 7/1/28(1)(2)	1,124,880
2,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	2,069,280
2,000	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	2,050,240
		$6,180,903

Insured-Water and Sewer — 14.3%
3,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38(3)	3,071,610
2,400	Niagara Falls, Public Water Authority and Sewer System, (MBIA), 5.00%, 7/15/34	2,463,528
		$5,535,138

Insured-Water Revenue — 2.7%
1,000	Buffalo Municipal Water Finance Authority, (FSA), 5.125%, 7/1/32	1,034,590
		$1,034,590

Other Revenue — 1.7%
500	Puerto Rico Infrastructure Financing Authority, Variable Rate, 9.837%, 10/1/32(1)(2)	637,310
		$637,310

Private Education — 5.3%
1,000	Dutchess County, Industrial Development Agency, (Marist College), 5.00%, 7/1/22	1,034,640
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	1,012,170
		$2,046,810

Transportation — 9.3%
$1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/38	$1,021,590
2,500	Triborough Bridge and Tunnel Authority, 5.125%, 1/1/31	2,577,050
		$3,598,640

Total Tax-Exempt Investments — 156.7% (identified cost $57,570,416)		$60,496,859

Other Assets, Less Liabilities — 1.6%		$627,314

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.2)%		$(22,503,468)

Net Assets Applicable to Common Shares— 100.0%		$38,620,705

AMBAC	-	AMBAC Financial Group, Inc.

CIFG	-	CDC IXIS Financial Guaranty North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

MBIA	-	Municipal Bond Insurance Association

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2004, 83.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 28.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $5,392,602 or 14.0% of the Fund’s net assets.

(2)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(3)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
03/05	135 U.S. Treasury Bond	Short	$(14,878,957)	$(15,187,500)	$(308,543)
					(308,543)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$57,552,103
Gross unrealized appreciation	$2,944,756
Gross unrealized depreciation	—
Net unrealized appreciation	$2,944,756

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund II

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	February 18, 2005